Trade and Other Receivables - Changes in the Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 199,000	₩ 205,339	₩ 208,990
Changes in allowance account for credit losses of financial assets
Bad debt expense	68,385	27,078	19,039
Write-off	(26,109)	(26,319)	(21,809)
Reversal	(5,577)	(3,444)	(1,071)
Others	(3,054)	(3,654)	190
Ending balance	232,645	199,000	205,339
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	109,453	82,710	132,379
Changes in allowance account for credit losses of financial assets
Bad debt expense	24,290	4,220	18,411
Write-off	(4,472)	(1,103)	(58,762)
Reversal	(1,942)	(37)	(79)
Others	6,624	23,663	(9,239)
Ending balance	₩ 133,953	₩ 109,453	₩ 82,710